DIRECT OPERATING COSTS (Tables)	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Disclosure of direct operating costs	The following table presents direct operating costs by nature for the three and six months ended June 30, 2025 and 2024:

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2025	2024	2025	2024
Inventory costs	$84	$123	$191	$245
Subcontractor and consultant costs	670	782	1,350	1,379
Concession construction materials and labor costs	43	38	79	78
Depreciation and amortization expense	186	194	382	390
Compensation	412	463	882	902
Other direct costs	300	260	600	518
Total	$1,695	$1,860	$3,484	$3,512